Investment Manager
      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

Investment Adviser
      Western Asset Management Company
      Pasadena, CA

Board of Trustees
      John F. Curley, Jr., Chairman
      Edmund J. Cashman, Jr.
      Richard G. Gilmore
      Arnold L. Lehman
      Dr. Jill E. McGovern
      G. Peter O'Brien
      T. A. Rodgers
      Edward A. Taber, III

Transfer and Shareholder Servicing Agent
      Boston Financial Data Services
      Boston, MA

Custodian
      State Street Bank & Trust Company
      Boston, MA

Counsel
      Kirkpatrick & Lockhart LLP
      Washington, D.C.

Independent Auditors
      Ernst &Young LLP
      Philadelphia, PA


      This report is not to be distributed unless preceded or accompanied by a prospectus.

                      Legg Mason Wood Walker, Incorporated

                  -------------------------------------------
                                100 Light Street
                     P.O. Box 1476, Baltimore, MD 21203-1476
                                  410 o 539 o 0000


                                  Annual Report
                                 August 31, 1999

                                   Legg Mason
                                      Cash
                                     Reserve
                                      Trust


                                      LEGG
                                     MASON
                                     FUNDS
                                 HOW TO INVEST

To Our Shareholders,

     The Legg Mason Cash Reserve Trust now has $1.8 billion invested in a diversified portfolio of high quality fixed income securities with relatively short maturities.

     As this letter is written on September 24, the Trust's annualized yield for the past 7 days is 4.58%* (an effective yield of 4.68% when the compounding effect of dividend reinvestments is included). The average weighted maturity of our portfolio is 64 days.

     A complete listing of the Trust's portfolio holdings at August 31, 1999, appears in this report. You will note that approximately 68% of the Trust's portfolio is invested in U.S. government and government agency securities and repurchase agreements fully secured by such securities.

     With less than three months to go until the end of the century, attention has increasingly focused on the Year 2000 issue. As you know, the Year 2000 issue is a computer programming problem that affects the ability of computers to correctly process dates of January 1, 2000, and beyond. Legg Mason's Year 2000 Committee has developed and is implementing a plan designed to ensure that the Year 2000 date change will have no adverse impact on our ability to service our shareholders. We are on target to complete this important project. Industry-wide testing sponsored by the Securities Industry Association ("SIA") was conducted in March and April of 1999, with Legg Mason, its brokerage subsidiaries and primary vendors actively participating and achieving positive results.

     Legg Mason's Year 2000 Project has four phases. The Inventory Phase and the Assessment Phase are already complete. The Remediation Phase and the Testing Phase are currently underway and on target. Renovation and replacement of existing internal systems, where necessary, is also complete, and all of our critical vendors have certified their Year 2000 compliance. Most noncritical vendors have also certified their Year 2000 compliance, and we expect the remaining vendors to certify their compliance by the end of October 1999. Although individual customer testing will not be available, we have successfully tested models representing all forms of accounts maintained at Legg Mason, including the Trust's shareholder accounts.

                                   Sincerely,
                                /s/John F. Curley
                                   John F. Curley, Jr.
                                   Chairman

September 24, 1999

--------------------------------------------------------------------------------
*The yields shown here are for past periods and are not intended to indicate future performance. An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

      Statement of Net Assets
      Legg Mason Cash Reserve Trust
      August 31, 1999
      (Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------
                                                             Rate         Maturity Date       Par            Value
Asset-Backed Securities -- 0.6%
      Merrill Lynch STEERS                                   4.891%         1/25/00       $   8,853        $   8,853(A,C,D)
      WFS Financial Owner Trust                              5.008%         2/1/00              958              958
                                                                                                             -------
      Total Asset-Backed Securities                                                                            9,811
---------------------------------------------------------------------------------------------------------------------------

Bank Notes -- 0.2%
      National City Bank                                     6.00%          10/1/99           4,000            4,003
                                                                                                             -------
      Total Bank Notes                                                                                         4,003
---------------------------------------------------------------------------------------------------------------------------

Certificates of Deposit -- 4.4%
      Commerzbank                                            4.99%          1/25/00           5,000            4,999(B)
      Commerzbank                                            4.99%          2/2/00           10,000            9,992(B)
      Commerzbank                                            5.09%          2/16/00          10,000            9,999(B)
      Deutsche Bank                                          5.03%          9/10/99          20,000           20,000
      Harris Trust and Savings Bank                          5.28%          10/18/99         10,000           10,000
      Regions Bank                                           5.15%          2/18/00           5,000            5,000
      UBS AG Stamford Branch                                 5.70%          7/10/00          10,000            9,997(B)
      Wilmington Trust                                       5.70%          7/13/00           9,000            9,000
                                                                                                             -------
      Total Certificates of Deposit                                                                           78,987
---------------------------------------------------------------------------------------------------------------------------

Commercial Paper -- 2.6%
      Alcoa Incorporated                                     5.10%          9/1/99           10,000           10,000
      AT&T Corp.                                             5.27%          7/13/00           5,000            4,999(C)
      DaimlerChrysler North America                          5.19%          11/15/99          2,000            1,978
      IBM Credit Corporation                                 5.20%          9/17/99          10,000            9,977
      J.P. Morgan & Co., Inc.                                4.80%          9/15/99          10,000            9,981
      SBC Communications Incorporated                        5.08%          9/13/99          10,000            9,983(A)
                                                                                                             -------
      Total Commercial Paper                                                                                  46,918
---------------------------------------------------------------------------------------------------------------------------

Corporate and Other Bonds -- 8.4%
      African Development Bank                               9.30%          7/1/00            4,300            4,423(B)
      American General Finance Corporation                   6.87%          1/15/00           4,380            4,408
      American General Finance Corporation                   7.25%          4/15/00           3,000            3,027
      American Home Products                                 7.70%          2/15/00           6,000            6,069
      Associates Corporation NA                              9.125%         4/1/00           10,000           10,217
      Chrysler Financial Corporation                         9.50%          12/15/99          2,000            2,024
      Chrysler Financial Corporation                         6.37%          1/28/00           5,000            5,018
      Fleet Financial Group                                  7.125%         5/1/00           10,000           10,120
      Ford Motor Credit Company                              7.50%          11/15/99          4,000            4,021
      General Motors Acceptance Corporation                  8.00%          10/1/99           3,000            3,006
      General Motors Acceptance Corporation                  8.40%          10/15/99         10,000           10,035
      GTE Corporation                                        5.135%         6/12/00          10,000            9,995(C)

2


                                                             Rate         Maturity Date       Par            Value
---------------------------------------------------------------------------------------------------------------------------
Corporate and Other Bonds -- Continued
HOUSEHOLD FINANCE COMPANY                                    8.95%          9/15/99       $   3,000         $  3,004
      International Leasing Finance Corporation              7.00%          5/15/00           2,500            2,529
      Merrill Lynch & Co., Inc.                              8.375%         2/9/00            5,010            5,067
      Monsanto Company                                       6.00%          7/1/00            4,000            4,008
      Morgan Stanley Dean Witter Discover                    7.50%          9/1/99            9,022            9,022
      Morgan Stanley Dean Witter Discover                    6.25%          3/15/00           5,000            5,027
      Norwest Corporation                                    6.00%          3/15/00           2,500            2,511
      Quebec Province                                        9.125%         3/1/00           10,000           10,191(B)
      Rockwell International Corporation                     8.875%         9/15/99           2,000            2,003
      SunAmerica Incorporated                                6.20%          10/31/99         13,000           13,019
      Travelers Group                                        6.50%          3/1/00           15,000           15,096
      Wal-Mart Stores Incorporated                           5.65%          2/1/00            5,000            5,012
                                                                                                               -----
      Total Corporate and Other Bonds                                                                        148,852
---------------------------------------------------------------------------------------------------------------------------

Medium-Term Notes -- 15.4%
      American General Finance Corporation                   7.20%          11/30/99          6,000            6,030
      American Honda Finance Corporation                     4.972%         1/20/00          10,000            9,998(A)
      Associates Corporation NA                              6.32%          6/16/00           4,000            4,019
      Beneficial Corporation                                 6.31%          7/18/00           5,000            5,024
      Boeing Capital Corporation                             5.80%          9/15/99           6,000            6,000
      Caterpillar Financial Services                         6.84%          9/15/99          15,000           15,007
      Caterpillar Financial Services                         6.87%          11/30/99          2,000            2,010
      Chrysler Financial Corporation                         6.32%          11/8/99           3,000            3,008
      Chrysler Financial Corporation                         5.95%          4/6/00            3,000            3,007
      CIT Group Holdings Incorporated                        6.25%          10/4/99           9,500            9,510
      Countrywide Funding Corporation                        5.368%         1/26/00          10,000           10,000(C)
      Credit Suisse First Boston Incorporated                5.59%          6/8/00           10,000            9,994(A)
      DaimlerChrysler North America                          5.289%         6/30/00          10,000            9,995(C)
      Eaton Corporation                                      5.125%         4/17/00          10,000           10,000
      Ford Motor Credit Company                              7.60%          3/29/00           5,000            5,066
      Franklin Resources Incorporated                        6.19%          12/15/99          4,000            4,012
      General Motors Acceptance Corporation                  6.15%          9/20/99           8,000            8,004
      General Motors Acceptance Corporation                  5.65%          1/13/00          10,000           10,020
      General Motors Acceptance Corporation                  7.12%          5/10/00           3,000            3,036
      Goldman Sachs Group, Inc.                              5.91%          1/10/00          10,000           10,030(A)
      Goldman Sachs Group, Inc.                              5.40%          2/25/00          10,000           10,000(A)
      John Deere Capital Corporation                         5.729%         7/13/00           8,000            7,997
      J.P. Morgan &Co., Inc.                                 5.60%          6/23/00          10,000           10,000
      MBNA American Bank NA                                  7.30%          9/8/99            5,000            5,002
      Merrill Lynch &Co., Inc.                               5.09%          2/7/00           10,000           10,000

                                                                               3


      Statement of Net Assets -- Continued
      Legg Mason Cash Reserve Trust
                                                             Rate         Maturity Date       Par            Value
---------------------------------------------------------------------------------------------------------------------------
Medium-Term Notes -- Continued
      Morgan Stanley Dean Witter Discover                    5.89%          3/20/00        $ 10,000         $ 10,014
      National Rural Utilities                               5.178%         6/26/00           5,000            5,000(C)
      Norwest Corporation                                    7.62%          10/15/99          5,000            5,014
      Norwest Corporation                                    5.31%          3/31/00           5,000            5,003
      Norwest Corporation                                    7.12%          4/1/00            5,000            5,029
      NYNEX Capital Funding Company                          8.11%          11/1/99           5,000            5,024
      NYNEX Capital Funding Company                          8.14%          11/1/99           3,000            3,016
      PHH Corporation                                        5.58%          2/17/00           8,000            7,997
      Sanwa Business Credit Corporation                      6.50%          8/15/00          10,000           10,052(A)
      SBC Communications                                     6.50%          8/15/00          10,000           10,060
      Southern California Gas Company                        6.21%          11/8/99          10,000           10,019
      TCI Communications Incorporated                        6.46%          3/6/00            1,000            1,006
      Texaco Capital Incorporated                            5.11%          5/3/00           10,000            9,995
                                                                                                             -------
      Total Medium-Term Notes                                                                                273,998
---------------------------------------------------------------------------------------------------------------------------

Time Deposits -- 1.1%
      American Express Centurion Bank                        5.30%          9/23/99          20,000           20,000
                                                                                                             -------
      Total Time Deposits                                                                                     20,000
---------------------------------------------------------------------------------------------------------------------------

U.S. Government and Agency Obligations -- 44.1%
      Fannie Mae                                             4.93%          9/1/99            6,000            6,000
      Fannie Mae                                             4.90%          9/8/99           25,000           24,976
      Fannie Mae                                             5.08%          9/13/99          29,000           28,951
      Fannie Mae                                             5.09%          9/21/99          28,000           27,921
      Fannie Mae                                             5.20%          9/27/99          10,000            9,963
      Fannie Mae                                             5.20%          9/28/99          30,000           29,883
      Fannie Mae                                             5.24%          10/1/99          30,000           29,869
      Fannie Mae                                             5.21%          10/6/99          24,000           23,878
      Fannie Mae                                             5.04%          11/12/99            800              792
      Federal Agricultural Mortgage Corporation              5.03%          9/3/99           10,000            9,997
      Federal Agricultural Mortgage Corporation              5.11%          9/16/99          20,000           19,958
      Federal Agricultural Mortgage Corporation              5.15%          9/23/99          20,000           19,937
      Federal Home Loan Bank                                 4.98%          9/1/99           30,000           30,000
      Federal Home Loan Bank                                 5.10%          9/22/99          20,000           19,941
      Federal Home Loan Bank                                 5.20%          9/22/99          30,000           29,909
      Federal Home Loan Bank                                 4.93%          1/19/00           5,000            5,002
      Federal Home Loan Bank                                 4.98%          2/16/00           3,000            3,000
      Federal Home Loan Bank                                 5.41%          6/14/00          10,000            9,997
      Freddie Mac                                            5.18%          9/8/99           40,000           39,960
      Freddie Mac                                            4.97%          9/9/99           20,000           19,978
      Freddie Mac                                            5.05%          9/9/99           25,000           24,972

4


                                                             Rate         Maturity Date       Par            Value
---------------------------------------------------------------------------------------------------------------------------

U.S. Government and Agency Obligations -- Continued
      Freddie Mac                                            4.93%          9/15/99         $15,000         $ 14,971
      Freddie Mac                                            5.08%          9/17/99          30,000           29,932
      Freddie Mac                                            5.10%          9/20/99          39,000           38,895
      Freddie Mac                                            5.09%          9/24/99          30,000           29,903
      Freddie Mac                                            5.11%          9/24/99          30,000           29,902
      Freddie Mac                                            5.12%          9/24/99          15,000           14,951
      Freddie Mac                                            5.19%          9/27/99          20,000           19,925
      Freddie Mac                                            5.14%          9/29/99          20,000           19,920
      Freddie Mac                                            5.15%          9/29/99          10,000            9,960
      Freddie Mac                                            5.20%          10/4/99          40,000           39,809
      Freddie Mac                                            5.24%          10/7/99          20,000           19,895
      Freddie Mac                                            4.77%          11/12/99         48,500           48,037
      Freddie Mac                                            5.04%          11/12/99          7,000            6,929
      Sallie Mae                                             5.00%          9/2/99           40,000           39,994
      Sallie Mae                                             4.84%          2/10/00           5,000            4,998
                                                                                                             -------
      Total U.S. Government and Agency Obligations                                                           782,905
---------------------------------------------------------------------------------------------------------------------------

Municipal Bonds -- 0.3%
      New York State Power Authority                         6.08%          2/15/00           5,625            5,636
                                                                                                             -------
      Total Municipal Bonds                                                                                    5,636
---------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements -- 23.6%
      Merrill Lynch Government Securities, Inc.
        5.50%, dated 8/31/99, to be repurchased at $419,103 on 9/1/99
        (Collateral: $384,220 Fannie Mae notes, 5.50%, due 8/15/01-12/27/17, value $349,003; $50,000 Federal Farm Credit Bank medium-term notes,
        5.50%, due 4/3/00, value $50,819; $28,270 Federal Home Loan Bank
        medium-term notes, 5.50%, due 3/19/01, value $29,480)                               419,039          419,039
                                                                                                             -------
      Total Repurchase Agreements                                                                            419,039
---------------------------------------------------------------------------------------------------------------------------
      Total Investments, at amortized cost and value-- 100.7%                                              1,790,149(E)
      Other Assets Less Liabilities-- (0.7)%                                                                 (12,929)
                                                                                                          ----------
      Net assets applicable to 1,777,163 shares outstanding-- 100.0%                                      $1,777,220
                                                                                                          ----------
      Net asset value per share                                                                                $1.00
                                                                                                              ------
---------------------------------------------------------------------------------------------------------------------------
      (A) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 3.9% of net assets at August 31, 1999.
      (B) Yankee Bonds and Certificates of Deposit -- Dollar-denominated Bonds and Certificates of Deposit issued in the U.S. by foreign entities.
      (C) The rate of interest earned on this security is tied to the London
          Interbank Offered Rate (LIBOR). The coupon rate shown is the rate at
          August 31, 1999.
      (D) Security holder has the open-ended option to extend the maturity of the security for one year.
      (E) Also represents cost for federal income tax purposes.

      See notes to financial statements.

      Statement of Operations
      Legg Mason Cash Reserve Trust
      For the Year Ended August 31, 1999
      (Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------------------
Investment Income:
      Interest                                                                                                   $82,129

Expenses:
      Management fee                                                                         $7,566
      Distribution and service fees                                                           1,547
      Transfer agent and shareholder servicing expense                                        2,164
      Audit and legal fees                                                                      105
      Custodian fee                                                                             297
      Registration fees                                                                         162
      Reports to shareholders                                                                   129
      Trustees' fees                                                                             19
      Other expenses                                                                             20
                                                                                             ------
        Total expenses                                                                                            12,009
                                                                                                                  ------
      Net Investment Income                                                                                       70,120
      Net Realized Loss on Investments                                                                                (2)
---------------------------------------------------------------------------------------------------------------------------
      Change in Net Assets Resulting From Operations                                                             $70,118
                                                                                                                  ------

                        ---------------------------------------------------------------------------

Statement of Changes in Net Assets
Legg Mason Cash Reserve Trust
(Amounts in Thousands)                                                                   For the Years Ended August 31,
                                                                                     -----------------------------------
                                                                                           1999                   1998
---------------------------------------------------------------------------------------------------------------------------

Change in Net Assets:
      Net investment income                                                                $70,120             $  63,832
      Net realized gain (loss) on investments                                                   (2)                   42
                                                                                      ------------            ----------
      Change in net assets resulting from operations                                        70,118                63,874
      Distributions to shareholders from net investment income                             (70,120)              (63,832)
      Change in net assets from Trust share transactions                                   354,610                79,931
                                                                                      ------------            ----------
      Change in net assets                                                                 354,608                79,973
Net Assets:
      Beginning of year                                                                  1,422,612             1,342,639
---------------------------------------------------------------------------------------------------------------------------
      End of year                                                                       $1,777,220            $1,422,612
                                                                                       -----------            -----------

      See notes to financial statements.

Financial Highlights
Legg Mason Cash Reserve Trust

     Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                      Investment Operations
                                      ---------------------
                                                                   Distributions
                    Net Asset              Net Realized                From         Net Asset
                     Value,     Net           Gain         Total        Net          Value,
                   Beginning  Investment    (Loss) on      From      Investment      End of
                     of Year   Income      Investments   Operations    Income         Year
---------------------------------------------------------------------------------------------

 Years Ended Aug. 31,
   1999               $1.00     $.04          (Nil)        $.04        $(.04)        $1.00
   1998                1.00      .05           Nil          .05         (.05)         1.00
   1997                1.00      .05           NIl          .05         (.05)         1.00
   1996                1.00      .05           Nil          .05         (.05)         1.00
   1995                1.00      .05           Nil          .05         (.05)         1.00
---------------------------------------------------------------------------------------------

            Ratios/Supplemental Data
  ----------------------------------------------
                           Net            Net
                       Investment       Assets,
           Expenses       Income          End of
  Total   to Average   to Average        Year
  Return   Net Assets   Net Assets  (in millions)
-------------------------------------------------


   4.46%      .75%        4.37%          $1,777
   4.96%      .78%        4.86%           1,423
   4.84%      .75%        4.73%           1,343
   4.92%      .70%        4.81%           1,224
   5.08%      .71%        5.03%           1,153
-------------------------------------------------

See notes to financial statements.

             ------------------------------------------------------

      Notes to Financial Statements
      Legg Mason Cash Reserve Trust
      (Amounts in Thousands)

      --------------------------------------------------------------------------
1. Significant Accounting Policies:
           The Legg Mason Cash Reserve Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The policies set forth below are in conformity with generally accepted accounting principles.

      Security Valuation
           Portfolio securities are valued using the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

      Dividends to Shareholders
           Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net investment income for dividend purposes consists of interest accrued, plus original issue and market discount earned, less amortization of market premium and accrued expenses. At August 31, 1999, dividends payable of $3,252 were accrued.

      --------------------------------------------------------------------------
      Investment Transactions
           Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At August 31, 1999, payables for securities purchased were $29,869.

      Federal Income Taxes
           No provision for federal income or excise taxes is required since the Trust intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders.

      Use of Estimates
           Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Repurchase Agreements:
           All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies, and such collateral is in the possession of the Trust's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Trust's investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

3. Transactions With Affiliates:
           The Trust has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to this agreement, LMFA provides the Trust with management and administrative services, for which the Trust pays a fee at an annual rate ranging from 0.50% of the first $500 million of average daily net assets of the Trust to 0.40% of average daily net assets in excess of $2 billion. Management fees of $697 were payable to LMFA at August 31, 1999.
           Western Asset Management Company ("Adviser") serves as investment adviser to the Trust. The Adviser is responsible for the actual investment activity of the Trust. LMFA pays the Adviser a fee at an annual rate equal to 30% of the fee received by LMFA. For the year ended August 31, 1999, the advisory fee was $2,270.
           Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Trust. Legg Mason may receive an annual distribution fee of up to 0.15% of the Trust's average daily net assets. However, Legg Mason has agreed to limit such fees paid by the Trust to 0.10%. Distribution and service fees of $146 were payable to Legg Mason at August 31, 1999.
           Legg Mason also has an agreement with the Trust's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid Legg Mason $585 for the year ended August 31, 1999.
           The Adviser, LMFA and Legg Mason are corporate affiliates and are wholly owned subsidiaries of Legg Mason, Inc.

      --------------------------------------------------------------------------
4. Trust Share Transactions:
           The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At August 31, 1999, net assets consisted of paid-in capital of $1,777,163 and accumulated net realized gain of $57. Since the Trust has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                                                   Reinvestment
                                       Sold      of Distributions   Repurchased     Net Change
      ----------------------------------------------------------------------------------------
      Year Ended August 31, 1999    $5,305,974        $67,169      $(5,018,533)      $354,610
      Year Ended August 31, 1998     4,532,879         62,048       (4,514,996)        79,931

Report of Ernst & Young LLP, Independent Auditors

To the Trustees and Beneficial Shareholders
Legg Mason Cash Reserve Trust:

     We have audited the accompanying statement of net assets of the Legg Mason Cash Reserve Trust (the "Trust") as of August 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 1999, by correspondence with the Trust's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Legg Mason Cash Reserve Trust at August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                           /S/Ernst + Young LLP

Philadelphia, Pennsylvania
September 24, 1999

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